Finance Income (Expense), Net	12 Months Ended
Dec. 31, 2022
Banking and Thrift, Interest [Abstract]
FINANCE INCOME (EXPENSE), NET

NOTE 13:- FINANCE INCOME (EXPENSE), NET

	Year ended December 31,
	2022	2021	2020
Finance expenses:
Bank commissions	$(16)	$(18)	$(23)
Net loss from exchange rate fluctuations	(54)	-	-
Other loss from short-term investment revaluation	(229)	-	-
Other financial expense	-	(4)	(363)

	(299)	(22)	(386)
Finance income:
Interest income on bank deposits	222	24	44
Exchange rate fluctuations	-	63	27
Other gain from short-term investment remeasurement	-	162	11

	222	249	82

Total financial income (expenses), net	$(77)	$227	$(304)